Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Exposure to Credit Risk (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 11,215,847,429	$ 7,794,284,348
Less: Allowance for ECL	(507,532,406)	(162,271,441)
Loans and receivables	$ 10,708,315,023	$ 7,632,012,907
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,224,511,676	$ 2,007,184,458
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 7,991,335,753	$ 5,787,099,890
Percentage of maximum exposure to credit risk	100.00%	100.00%
Percentage of credit quality of loans	100.00%	100.00%
Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 10,437,322,304	$ 7,547,262,159
Percentage of maximum exposure to credit risk	93.06%	96.83%
Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,199,352,337	$ 1,984,319,648
Percentage of credit quality of loans	99.22%	98.86%
Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 7,237,969,967	$ 5,562,942,511
Percentage of credit quality of loans	90.57%	96.13%
Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 8,773,480,942	$ 6,684,653,708
Percentage of maximum exposure to credit risk	78.22%	85.76%
Performing [member] | High grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,131,090,067	$ 1,960,527,546
Percentage of credit quality of loans	97.10%	97.68%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 5,642,390,875	$ 4,724,126,162
Percentage of credit quality of loans	70.60%	81.63%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	0.00%	0.00%
Performing [member] | High grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.50%	3.50%
Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 761,187,685	$ 472,225,689
Percentage of maximum exposure to credit risk	6.79%	6.06%
Performing [member] | Standard grade [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 49,926,644	$ 9,869,807
Percentage of credit quality of loans	1.55%	0.49%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 711,261,041	$ 462,355,882
Percentage of credit quality of loans	8.90%	7.99%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	3.51%	3.51%
Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.00%	7.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 18,335,626	$ 13,922,295
Percentage of credit quality of loans	0.57%	0.69%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.00%	33.00%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 884,318,051	$ 376,460,467
Percentage of credit quality of loans	11.07%	6.51%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	7.01%	7.01%
Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.00%	33.00%
Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 450,426,070	$ 159,377,552
Percentage of maximum exposure to credit risk	4.01%	2.05%
Past due but not impaired [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Expected credit losses individually assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Expected credit losses individually assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 450,426,070	$ 159,377,552
Percentage of credit quality of loans	5.64%	2.75%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Range PD	33.01%	33.01%
Past due but not impaired [member] | Expected credit losses collectively assessed [member] | Top of range [member]
Disclosure of credit risk exposure [line items]
Range PD	99.99%	99.99%
Non-performing (Impaired) [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 328,099,055	$ 87,644,637
Percentage of maximum exposure to credit risk	2.93%	1.12%
Range PD	100.00%	100.00%
Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 25,159,339	$ 22,864,810
Percentage of credit quality of loans	0.78%	1.14%
Range PD	100.00%	100.00%
Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 302,939,716	$ 64,779,827
Percentage of credit quality of loans	3.79%	1.12%
Range PD	100.00%	100.00%
Impairments Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 10,178,187,160	$ 7,481,142,824
Percentage of maximum exposure to credit risk	90.75%	95.98%
Impairments Stage 1 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,184,636,890	$ 1,964,390,336
Percentage of maximum exposure to credit risk	98.76%	97.87%
Impairments Stage 1 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 6,993,550,270	$ 5,516,752,488
Percentage of maximum exposure to credit risk	87.52%	95.33%
Impairments Stage 1 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 10,061,340,428	$ 7,406,068,411
Impairments Stage 1 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,184,636,890	1,964,390,336
Impairments Stage 1 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,876,703,538	5,441,678,075
Impairments Stage 1 [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,720,866,492	6,649,032,271
Impairments Stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,131,090,067	1,944,612,686
Impairments Stage 1 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,589,776,425	4,704,419,585
Impairments Stage 1 [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	667,507,440	439,695,502
Impairments Stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35,211,197	5,855,355
Impairments Stage 1 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	632,296,243	433,840,147
Impairments Stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	18,335,626	13,922,295
Impairments Stage 1 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	654,630,870	303,418,343
Impairments Stage 1 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	116,846,732	75,074,413
Impairments Stage 1 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	116,846,732	75,074,413
Impairments Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 709,561,214	$ 225,496,887
Percentage of maximum exposure to credit risk	6.32%	2.90%
Impairments Stage 2 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 14,715,447	$ 19,929,312
Percentage of maximum exposure to credit risk	0.46%	0.99%
Impairments Stage 2 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 694,845,767	$ 205,567,575
Percentage of maximum exposure to credit risk	8.69%	3.55%
Impairments Stage 2 [member] | Performing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 375,981,876	$ 141,193,748
Impairments Stage 2 [member] | Performing [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,715,447	19,929,312
Impairments Stage 2 [member] | Performing [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	361,266,429	121,264,436
Impairments Stage 2 [member] | Performing [member] | High grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52,614,450	35,621,437
Impairments Stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		15,914,860
Impairments Stage 2 [member] | Performing [member] | High grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52,614,450	19,706,577
Impairments Stage 2 [member] | Performing [member] | Standard grade [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	93,680,245	32,530,187
Impairments Stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,715,447	4,014,452
Impairments Stage 2 [member] | Performing [member] | Standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	78,964,798	28,515,735
Impairments Stage 2 [member] | Performing [member] | Sub-standard grade [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	229,687,181	73,042,124
Impairments Stage 2 [member] | Past due but not impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	333,579,338	84,303,139
Impairments Stage 2 [member] | Past due but not impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	333,579,338	84,303,139
Impairments Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 328,099,055	$ 87,644,637
Percentage of maximum exposure to credit risk	2.93%	1.12%
Impairments Stage 3 [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 25,159,339	$ 22,864,810
Percentage of maximum exposure to credit risk	0.78%	1.14%
Impairments Stage 3 [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 302,939,716	$ 64,779,827
Percentage of maximum exposure to credit risk	3.79%	1.12%
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Impaired [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 328,099,055	$ 87,644,637
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses individually assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	25,159,339	22,864,810
Impairments Stage 3 [member] | Non-performing (Impaired) [member] | Impaired [member] | Expected credit losses collectively assessed [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 302,939,716	$ 64,779,827